Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
September 30, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — money market fund	$326,352,434	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	$—	$143,650	$—
Derivative warrant liabilities — Private placement warrants	$—	$93,930	$—
December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — money market fund	$325,028,452	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	$—	$3,835,000	$—
Derivative warrant liabilities — Private placement warrants	$—	$2,507,500	$—

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — Money market fund	$325,028,452	$—	$—

Liabilities:
Derivative warrant liabilities — Public warrants	$—	$3,835,000	$—
Derivative warrant liabilities — Private placement warrants	$—	$2,507,500	$—

Schedule of change in fair value of derivative warrant liabilities	The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Placement Warrants	16,340,000
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at March 31, 2021	14,405,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Placement Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	—

Derivative warrant liabilities at June 30, 2021	—
Derivative warrant liabilities at September 30, 2021	$—

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	16,340,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at December 31, 2021	$—